Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 32,326	$ 22,424
Debt securities mandatorily measured and designated at FVTPL	67,296	72,245
Business and government	188,542	150,213
Residential mortgages	269,706	251,526
Debt securities measured at FVOCI	56,099	53,997
FVO securities purchased under resale agreements	69,213	67,572
Derivative instruments	43,035	35,912
Obligations related to securities sold short	15,284	22,790
Obligations Related To Securities Sold Under Repurchase Agreements	77,171	71,880
Derivative instruments (Note 13)	52,340	32,101
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	1,668	296
Debt securities mandatorily measured and designated at FVTPL	35,624	34,041
Business and government	963	25,983
Residential mortgages	4	16
Loans mandatorily measured and designated at FVTPL	967	25,999
Debt securities measured at FVOCI	55,577	53,161
FVO securities purchased under resale agreements	15,587	7,090
Derivative instruments	43,035	35,912
Total financial assets	184,652	195,539
Deposits and other liabilities	(27,317)	(19,444)
Obligations related to securities sold short	(15,284)	(22,790)
Obligations Related To Securities Sold Under Repurchase Agreements	(4,087)	(3,975)
Derivative instruments (Note 13)	(52,340)	(32,101)
Total financial liabilities	(99,028)	(78,310)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	28,150	27,752
Debt securities measured at FVOCI	47,088	43,431
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	32,194	39,040
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,611	3,999
Debt securities measured at FVOCI	6,967	7,833
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,863	2,290
Debt securities measured at FVOCI	1,522	1,897
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,273	8,986
Derivative instruments (Note 13)	(14,384)	(8,562)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	21,297	11,707
Derivative instruments (Note 13)	(27,229)	(11,039)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	59	53
Derivative instruments (Note 13)	(63)	(104)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,125	6,540
Derivative instruments (Note 13)	(6,374)	(8,779)
Precious Metal and Other Commodity Derivatives [Member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,281	8,626
Derivative instruments (Note 13)	(4,290)	(3,617)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	2,611	3,015
Debt securities measured at FVOCI	4,888	5,309
Derivative instruments	2,876	4,996
Total financial assets	41,337	51,426
Obligations related to securities sold short	(5,499)	(11,226)
Derivative instruments (Note 13)	(3,586)	(4,544)
Total financial liabilities	(9,085)	(15,770)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	2,611	3,015
Debt securities measured at FVOCI	4,888	5,309
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	30,962	38,106
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6	3
Derivative instruments (Note 13)	(1)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,776	4,650
Derivative instruments (Note 13)	(3,220)	(3,422)
Level 1 of fair value hierarchy [member] | Precious Metal and Other Commodity Derivatives [Member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	94	343
Derivative instruments (Note 13)	(365)	(1,122)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	1,668	296
Debt securities mandatorily measured and designated at FVTPL	32,804	30,969
Business and government	276	24,945
Residential mortgages	4	16
Loans mandatorily measured and designated at FVTPL	280	24,961
Debt securities measured at FVOCI	50,689	47,852
FVO securities purchased under resale agreements	15,587	7,090
Derivative instruments	40,092	30,819
Total financial assets	141,893	142,525
Deposits and other liabilities	(26,908)	(18,702)
Obligations related to securities sold short	(9,785)	(11,564)
Obligations Related To Securities Sold Under Repurchase Agreements	(4,087)	(3,975)
Derivative instruments (Note 13)	(47,168)	(27,290)
Total financial liabilities	(87,948)	(61,531)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	25,539	24,737
Debt securities measured at FVOCI	42,200	38,122
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	773	538
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,609	3,997
Debt securities measured at FVOCI	6,967	7,833
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	3,656	2,235
Debt securities measured at FVOCI	1,522	1,897
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,249	8,948
Derivative instruments (Note 13)	(12,850)	(8,426)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	21,297	11,707
Derivative instruments (Note 13)	(27,229)	(11,039)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	14	4
Derivative instruments (Note 13)	(13)	(50)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,345	1,877
Derivative instruments (Note 13)	(3,151)	(5,280)
Level 2 of fair value hierarchy [member] | Precious Metal and Other Commodity Derivatives [Member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,187	8,283
Derivative instruments (Note 13)	(3,925)	(2,495)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,422	1,588	$ 1,400
Total financial liabilities	(1,995)	(1,009)	$ (294)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	209	57
Business and government	687	1,038
Loans mandatorily measured and designated at FVTPL	687	1,038
Derivative instruments	67	97
Total financial assets	1,422	1,588
Deposits and other liabilities	(409)	(742)
Derivative instruments (Note 13)	(1,586)	(267)
Total financial liabilities	(1,995)	(1,009)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities mandatorily measured at FVTPL and designated at FVOCI	459	396
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	2	2
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities mandatorily measured and designated at FVTPL	207	55
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	18	35
Derivative instruments (Note 13)	(1,533)	(136)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	45	49
Derivative instruments (Note 13)	(50)	(54)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	4	13
Derivative instruments (Note 13)	$ (3)	$ (77)